FIRST AMERICAN INVESTMENT FUNDS, INC.

                          First American Stock Funds
                Class A, Class B, and Class C Shares Prospectus

                       Supplement Dated December 9, 2004
                     To Prospectus Dated January 31, 2004

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2004. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

At a shareholder meeting held on December 8, 2004, shareholders of the International Fund voted to approve the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as the sub-advisor to the International Fund. JPMorgan assumed management of the International Fund on December 9, 2004 in place of the International Fund's previous sub-advisor, Clay Finlay, Inc.

J.P. Morgan Investment Management Inc. is a registered investment advisor under JPMorgan Fleming Asset Management, which had $735 billion in assets under management as of September 30, 2004. The firm, which is based in New York City, was founded in 1838 and is the marketing name of the asset management business of JPMorgan Chase & Co., a publicly-traded company (NYSE: JPM).

The International Fund is managed by a team led by James Fisher and Howard Williams. James Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Howard Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.

JPMorgan uses a bottom-up investment strategy that combines local market insight with global sector comparisons. The process begins with stock rankings at the local level, where stocks are evaluated by JPMorgan's regional investment teams based on business, financial, management and valuation factors. A team of London-based portfolio managers then selects stocks from among those that are ranked highly at the local level using global sector analysts' recommendations. This team's stock selections also take into account country and region weightings vis a vis the fund's benchmark.

Performance of Similar International Portfolios Managed by J.P. Morgan

The tables below compare the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "Benchmark") with the returns for the J.P. Morgan EAFE Equity Plus Composite (the "Composite") which consists of JPMorgan's portfolios (segregated accounts and pooled funds) which have investment objectives, policies, strategies and risks substantially similar to the International Fund. The Benchmark is compared with the Composite for the one-, five-, and ten-year periods ended September 30, 2004 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to show you how similar international investment portfolios managed by JPMorgan performed over various periods in the past. It does not indicate how the International Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          Average Annual Total Returns
                           (As of September 30, 2004)

                      J.P. Morgan EAFE Equity         J.P. Morgan EAFE Equity           Morgan Stanley
                           Plus Composite (%)              Plus Composite (%)    Capital International
                     (At Max Sales Charge and       (With No Sales Charge and     Europe, Australasia,
                Net of Operating Expenses)(1)   Net of Operating Expenses)(2)    Far East Index (%)(3)
------------------------------------------------------------------------------------------------------
  One Year                              14.90                           20.61                    22.52
  Five Year                              0.22                            1.12                    (0.51)
  Ten Year                               5.43                            6.05                     4.34








INTL ABC

                              Annual Total Returns
                        (As of December 31 of Each Year)

                                     J.P. Morgan EAFE           Morgan Stanley
                                Equity Plus Composite    Capital International
                            (With No Sales Charge and     Europe, Australasia,
                           Net of Operating Expenses)    Far East Index (%)(3)
--------------------------------------------------------------------------------
  1994                                        (12.72)                     8.06
  1995                                         12.01                     11.55
  1996                                         11.92                      6.36
  1997                                          1.05                      2.06
  1998                                         15.50                     20.33
  1999                                         50.71                     27.30
  2000                                        (14.34)                   (13.96)
  2001                                        (18.08)                   (21.21)
  2002                                        (12.82)                   (15.66)
  2003                                         33.17                     39.17
  2004(4)                                       3.84                      4.62

(1) Reflects the deduction of Class A sales charges of 5.50% and net operating expenses of 1.60%.
(2) Reflects the deduction of Class A net operating expenses of 1.60%.
(3) The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia and the Far East.
(4) Reflects returns for a partial year.

The composite performance data in the Composite are the asset-weighted averages of the performance of all of the individual portfolios in the Composite using beginning of period weightings. The performance results are time-weighted rates of return net of commissions, transaction costs and non-reclaimable withholding taxes. The gross total returns for the Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses (after waivers) for Class A shares of International Fund. The performance results of the Composite would be different if they were adjusted to reflect the deduction of net operating expenses (after waivers) of Class B or Class C shares. The Annual Total Returns table for the Composite does not reflect the deduction of any sales load, which would have reduced those performance numbers.

Except to the extent performance has been adjusted to reflect the operating costs of Class A shares of the fund, the performance reflected in the Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research, the U.S. and Canadian version of the Global Investment Performance Standards, which differ from the method used by the SEC.

The portfolios comprising the Composite are not mutual funds and are not subject to the diversification requirements, specific tax restrictions and the investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Additionally, the portfolios comprising the Composite were not subject to the unpredictable cash flows that characterize mutual funds and were not required to maintain cash reserves to accommodate shareholder redemptions. If the portfolios comprising the Composite were subject to such restrictions, the Composite performance might have been lower.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          First American Stock Funds
                           Class R Shares Prospectus

                       Supplement Dated December 9, 2004
                       To Prospectus Dated June 30, 2004

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JUNE 30, 2004. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

At a shareholder meeting held on December 8, 2004, shareholders of the International Fund voted to approve the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as the sub-advisor to the International Fund. JPMorgan assumed management of the International Fund on December 9, 2004 in place of the International Fund's previous sub-advisor, Clay Finlay, Inc.

J.P. Morgan Investment Management Inc. is a registered investment advisor under JPMorgan Fleming Asset Management, which had $735 billion in assets under management as of September 30, 2004. The firm, which is based in New York City, was founded in 1838 and is the marketing name of the asset management business of JPMorgan Chase & Co., a publicly-traded company (NYSE: JPM).

The International Fund is managed by a team led by James Fisher and Howard Williams. James Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Howard Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.

JPMorgan uses a bottom-up investment strategy that combines local market insight with global sector comparisons. The process begins with stock rankings at the local level, where stocks are evaluated by JPMorgan's regional investment teams based on business, financial, management and valuation factors. A team of London-based portfolio managers then selects stocks from among those that are ranked highly at the local level using global sector analysts' recommendations. This team's stock selections also take into account country and region weightings vis a vis the fund's benchmark.

Performance of Similar International Portfolios Managed by J.P. Morgan

The tables below compare the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "Benchmark") with the returns for the J.P. Morgan EAFE Equity Plus Composite (the "Composite") which consists of JPMorgan's portfolios (segregated accounts and pooled funds) which have investment objectives, policies, strategies and risks substantially similar to the International Fund. The Benchmark is compared with the Composite for the one-, five-, and ten-year periods ended September 30, 2004 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to show you how similar international investment portfolios managed by JPMorgan performed over various periods in the past. It does not indicate how the International Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          Average Annual Total Returns
                           (As of September 30, 2004)

                                                                  Morgan Stanley
                               J.P. Morgan EAFE Equity     Capital International
                                    Plus Composite (%)      Europe, Australasia,
                        (Net of Operating Expenses)(1)     Far East Index (%)(2)
--------------------------------------------------------------------------------
  One Year                                      20.32                     22.52
  Five Year                                      0.87                     (0.51)
  Ten Year                                       5.79                      4.34










INTL R

                              Annual Total Returns
                        (As of December 31 of Each Year)

                                                               Morgan Stanley
                                    J.P. Morgan EAFE    Capital International
                               Equity Plus Composite     Europe, Australasia,
                      (Net of Operating Expenses)(1)    Far East Index (%)(2)
--------------------------------------------------------------------------------
  1994                                       (12.72)                     8.06
  1995                                        12.01                     11.55
  1996                                        11.92                      6.36
  1997                                         1.05                      2.06
  1998                                        15.50                     20.33
  1999                                        50.71                     27.30
  2000                                       (14.34)                   (13.96)
  2001                                       (18.08)                   (21.21)
  2002                                       (12.82)                   (15.66)
  2003                                        33.17                     39.17
  2004(3)                                      3.84                      4.62

(1) Reflects the deduction of Class R net operating expenses of 1.85%.
(2) The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia and the Far East.
(3) Reflects returns for a partial year.

The composite performance data in the Composite are the asset-weighted averages of the performance of all of the individual portfolios in the Composite using beginning of period weightings. The performance results are time-weighted rates of return net of commissions, transaction costs and non-reclaimable withholding taxes. The gross total returns for the Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses (after waivers) for Class R shares of International Fund.

Except to the extent performance has been adjusted to reflect the operating costs of Class R shares of the fund, the performance reflected in the Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research, the U.S. and Canadian version of the Global Investment Performance Standards, which differ from the method used by the SEC.

The portfolios comprising the Composite are not mutual funds and are not subject to the diversification requirements, specific tax restrictions and the investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Additionally, the portfolios comprising the Composite were not subject to the unpredictable cash flows that characterize mutual funds and were not required to maintain cash reserves to accommodate shareholder redemptions. If the portfolios comprising the Composite were subject to such restrictions, the Composite performance might have been lower.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          First American Stock Funds
                           Class Y Shares Prospectus

                       Supplement Dated December 9, 2004
                     To Prospectus Dated January 31, 2004

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2004. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

At a shareholder meeting held on December 8, 2004, shareholders of the International Fund voted to approve the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as the sub-advisor to the International Fund. JPMorgan assumed management of the International Fund on December 9, 2004 in place of the International Fund's previous sub-advisor, Clay Finlay, Inc.

J.P. Morgan Investment Management Inc. is a registered investment advisor under JPMorgan Fleming Asset Management, which had $735 billion in assets under management as of September 30, 2004. The firm, which is based in New York City, was founded in 1838 and is the marketing name of the asset management business of JPMorgan Chase & Co., a publicly-traded company (NYSE: JPM).

The International Fund is managed by a team led by James Fisher and Howard Williams. James Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Howard Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.

JPMorgan uses a bottom-up investment strategy that combines local market insight with global sector comparisons. The process begins with stock rankings at the local level, where stocks are evaluated by JPMorgan's regional investment teams based on business, financial, management and valuation factors. A team of London-based portfolio managers then selects stocks from among those that are ranked highly at the local level using global sector analysts' recommendations. This team's stock selections also take into account country and region weightings vis a vis the fund's benchmark.

Performance of Similar International Portfolios Managed by J.P. Morgan

The tables below compare the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "Benchmark") with the returns for the J.P. Morgan EAFE Equity Plus Composite (the "Composite") which consists of JPMorgan's portfolios (segregated accounts and pooled funds) which have investment objectives, policies, strategies and risks substantially similar to the International Fund. The Benchmark is compared with the Composite for the one-, five-, and ten-year periods ended September 30, 2004 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to show you how similar international investment portfolios managed by JPMorgan performed over various periods in the past. It does not indicate how the International Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          Average Annual Total Returns
                           (As of September 30, 2004)

                                                                 Morgan Stanley
                            J.P. Morgan EAFE Equity       Capital International
                                 Plus Composite (%)        Europe, Australasia,
                     (Net of Operating Expenses)(1)       Far East Index (%)(2)
-------------------------------------------------------------------------------
  One Year                                    20.90                      22.52
  Five Year                                    1.38                      (0.51)
  Ten Year                                     6.31                       4.34









INTL Y

                              Annual Total Returns
                        (As of December 31 of Each Year)

                                                                 Morgan Stanley
                                      J.P. Morgan EAFE    Capital International
                                 Equity Plus Composite     Europe, Australasia,
                        (Net of Operating Expenses)(1)    Far East Index (%)(2)
--------------------------------------------------------------------------------
  1994                                         (12.72)                     8.06
  1995                                          12.01                     11.55
  1996                                          11.92                      6.36
  1997                                           1.05                      2.06
  1998                                          15.50                     20.33
  1999                                          50.71                     27.30
  2000                                         (14.34)                   (13.96)
  2001                                         (18.08)                   (21.21)
  2002                                         (12.82)                   (15.66)
  2003                                          33.17                     39.17
  2004(3)                                        3.84                      4.62

(1) Reflects the deduction of Class Y net operating expenses of 1.35%.
(2) The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia and the Far East.
(3) Reflects returns for a partial year.

The composite performance data in the Composite are the asset-weighted averages of the performance of all of the individual portfolios in the Composite using beginning of period weightings. The performance results are time-weighted rates of return net of commissions, transaction costs and non-reclaimable withholding taxes. The gross total returns for the Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses (after waivers) for Class Y shares of International Fund.

Except to the extent performance has been adjusted to reflect the operating costs of Class Y shares of the fund, the performance reflected in the Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research, the U.S. and Canadian version of the Global Investment Performance Standards, which differ from the method used by the SEC.

The portfolios comprising the Composite are not mutual funds and are not subject to the diversification requirements, specific tax restrictions and the investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Additionally, the portfolios comprising the Composite were not subject to the unpredictable cash flows that characterize mutual funds and were not required to maintain cash reserves to accommodate shareholder redemptions. If the portfolios comprising the Composite were subject to such restrictions, the Composite performance might have been lower.




















                                        2